Exhibit 99.2

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)
Credit Suisse Securities (USA) LLC

Citigroup Global Markets Inc.
(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2017-B, Asset-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of automobile retail installment sale contract receivables, which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Initial Receivables” means automobile retail installment sale contract receivables secured by new and used automobiles, light trucks, vans, and minivans purchased by the Company.

•	The term “Receivables Data File” means an electronic data file, provided to us by the Company on March 20, 2017, detailing 5,223 Initial Receivables and their related attributes as of the close of business on March 13, 2017.

•	The term “Sample” means 150 Initial Receivables that we randomly selected from the Receivables Data File, as instructed by the Company. For the purpose of this procedure, the Company did not inform us as to the basis for how they selected the number of Initial Receivables that we were instructed to randomly select from the Receivables Data File. The Sample is attached hereto as Exhibit A.

•	The term “Obligor” means the borrower(s) stated on the Installment Sale Contract.

•	The term “Title Document” means a scanned image of the Certificate of Title, Application for Title, Application for Certificate of Ownership, Dealer Guarantee of Title Delivery, Application for Registration, Dealer’s Report of Sale, Application for Dealer Assignment, Lien Entry Form, or Vehicle Dealer Temporary Permit (Certificate of Fact).

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•	The term “Receivable File” means any file containing some or all of the following documents: Installment Sale Contract (which includes any related Addendum to the Installment Sale Contract and/or Retail Installment Sale Contract Simple Interest Finance Change letter), Federal Truth in Lending Disclosure Statement, Earnings Statement, Buyer’s Order, Title Document, Agreement to Provide Insurance Form, Insurance Verification Form, Insurance Verification system screen shot, and/or Credit Application. The Receivable File, furnished to us by the Company, was represented to be a scanned image of the original Receivable File. The Receivable File was accessed through the Company’s data imaging system using one of the Company’s computer terminals. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

The Company is responsible for the Receivables Data File.

For each Initial Receivable in the Sample, we compared the information in the Receivables Data File to the corresponding information in the respective Receivable File. The Specified Parties indicated that the absence of any of the specified documents or the inability to agree the indicated information from the Receivables Data File to the Receivable File for each of the attributes identified constituted an exception. Where more than one document was indicated for an attribute, we used the highest priority document found in the related Receivable File (i.e., in the order listed in the table below).

Attribute	Receivable File

Obligor’s First Name and Last Name	Installment Sale Contract (or in the case of a direct loan, Federal Truth in Lending Disclosure Statement)

Contract Date	Installment Sale Contract (or in the case of a direct loan, Federal Truth in Lending Disclosure Statement)

Original Term	Installment Sale Contract (or in the case of a direct loan, Federal Truth in Lending Disclosure Statement)

Original Amount Financed	Installment Sale Contract (or in the case of a direct loan, Federal Truth in Lending Disclosure Statement)

Scheduled Monthly Payment Amount	Installment Sale Contract (or in the case of a direct loan, Federal Truth in Lending Disclosure Statement).

Annual Percentage Rate (“APR”)	Installment Sale Contract (or in the case of a direct loan, Federal Truth in Lending Disclosure Statement).
Vehicle Type (New or Used)	Installment Sale Contract (or in the case of a direct loan, Federal Truth in Lending Disclosure Statement)

Vehicle Make	Installment Sale Contract (or in the case of a direct loan, Federal Truth in Lending Disclosure Statement)

Vehicle Model	Installment Sale Contract (or in the case of a direct loan, Federal Truth in Lending Disclosure Statement)

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In addition to the procedures described above, for each Initial Receivable, we observed the presence of the following in the Receivable File:

•	Title Document. We were instructed by the Company to observe that the Company’s name appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party. The Company informed us that “CPS, Inc.,” “CPS,” “Consumer Portfolio Services,” “Consumer Portfolio Services, Inc.,” “Consumer Portfolio Svcs,” “Consumer Portfolio Serv,” Consumer Port. Ser.,” “Consumer Portfolio Service,” “Consumer Portfolio SVCS Q85,” and “C.P.S. Inc.” were acceptable names for the Company.

•	Proof of Insurance. The Company informed us that an Agreement to Provide Insurance, Insurance Verification Form, or a screenshot from the Company’s Insurance Verification system, each listed an insurance company name, were acceptable proof of insurance.

•	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the signature(s).

The information regarding the Sample was found to be in agreement with the respective information appearing in the Receivable File. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination, or review, the objective of which would be the expression of an opinion or conclusion on the Receivables Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Receivables Data File and information and instructions provided by the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Initial Receivables, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Receivables Data File, the Receivable Files, or data and documents furnished to us by the Company which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Initial Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Initial Receivables being securitized, (iii) the compliance of the originator of the Initial Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Initial Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (NRSRO).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

March 30, 2017

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The Sample
Sample Number	Initial Receivable Number(*)	Sample Number	Initial Receivable Number(*)	Sample Number	Initial Receivable Number(*)

1	2017B001	51	2017B051	101	2017B101
2	2017B002	52	2017B052	102	2017B102
3	2017B003	53	2017B053	103	2017B103
4	2017B004	54	2017B054	104	2017B104
5	2017B005	55	2017B055	105	2017B105
6	2017B006	56	2017B056	106	2017B106
7	2017B007	57	2017B057	107	2017B107
8	2017B008	58	2017B058	108	2017B108
9	2017B009	59	2017B059	109	2017B109
10	2017B010	60	2017B060	110	2017B110
11	2017B011	61	2017B061	111	2017B111
12	2017B012	62	2017B062	112	2017B112
13	2017B013	63	2017B063	113	2017B113
14	2017B014	64	2017B064	114	2017B114
15	2017B015	65	2017B065	115	2017B115
16	2017B016	66	2017B066	116	2017B116
17	2017B017	67	2017B067	117	2017B117
18	2017B018	68	2017B068	118	2017B118
19	2017B019	69	2017B069	119	2017B119
20	2017B020	70	2017B070	120	2017B120
21	2017B021	71	2017B071	121	2017B121
22	2017B022	72	2017B072	122	2017B122
23	2017B023	73	2017B073	123	2017B123
24	2017B024	74	2017B074	124	2017B124
25	2017B025	75	2017B075	125	2017B125
26	2017B026	76	2017B076	126	2017B126
27	2017B027	77	2017B077	127	2017B127
28	2017B028	78	2017B078	128	2017B128
29	2017B029	79	2017B079	129	2017B129
30	2017B030	80	2017B080	130	2017B130
31	2017B031	81	2017B081	131	2017B131
32	2017B032	82	2017B082	132	2017B132
33	2017B033	83	2017B083	133	2017B133
34	2017B034	84	2017B084	134	2017B134
35	2017B035	85	2017B085	135	2017B135
36	2017B036	86	2017B086	136	2017B136
37	2017B037	87	2017B087	137	2017B137
38	2017B038	88	2017B088	138	2017B138
39	2017B039	89	2017B089	139	2017B139
40	2017B040	90	2017B090	140	2017B140
41	2017B041	91	2017B091	141	2017B141
42	2017B042	92	2017B092	142	2017B142
43	2017B043	93	2017B093	143	2017B143
44	2017B044	94	2017B094	144	2017B144
45	2017B045	95	2017B095	145	2017B145
46	2017B046	96	2017B096	146	2017B146
47	2017B047	97	2017B097	147	2017B147
48	2017B048	98	2017B098	148	2017B148
49	2017B049	99	2017B099	149	2017B149
50	2017B050	100	2017B100	150	2017B150

(*) The Company has assigned a unique eight digit Customer Account Number to each Initial Receivable in the Receivables Data File. The Initial Receivable Numbers referred to in this Exhibit are not the Customer Account Numbers.